1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 73.2%
Airlines  — 2.2%
$ 585,000 JetBlue Airways Corp.,
0.500%, 04/01/26(a) ............. $ 547,231
1,930,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 2,626,248
3,173,479
Automotive  — 0.8%
1,000,000 Ford Motor Co.,
Zero Coupon, 03/15/26 ........... 1,187,000
Broadcasting  — 0.8%
588,000 Liberty Media Corp.-
Liberty Formula One,
1.000%, 01/30/23 ............... 1,115,951
Business Services  — 7.6%
2,100,000 2U Inc.,
2.250%, 05/01/25 ............... 1,774,500
1,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,005,270
1,000,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 763,800
3,000,000 Perficient Inc.,
0.125%, 11/15/26(a) ............. 2,695,500
Shift4 Payments Inc.
610,000 Zero Coupon, 12/15/25 ........... 641,720
285,000 0.500%, 08/01/27(a) ............. 249,945
1,565,000 Stride Inc.,
1.125%, 09/01/27 ............... 1,560,305
1,500,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) ......... 1,361,250
810,000 Upwork Inc.,
0.250%, 08/15/26 ............... 665,415
10,717,705
Cable and Satellite  — 1.7%
DISH Network Corp.
1,000,000 Zero Coupon, 12/15/25 ........... 975,100
1,000,000 3.375%, 08/15/26 ............... 902,000
865,000 fuboTV Inc.,
3.250%, 02/15/26(a) ............. 586,902
2,464,002
Communications Equipment  — 3.0%
2,210,000 InterDigital Inc.,
2.000%, 06/01/24 ............... 2,276,300
2,000,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 1,895,000
4,171,300
Principal
Amount
Market
Value
Computer Software and Services  — 21.1%
$ 1,265,000 8x8 Inc.,
0.500%, 02/01/24 ............... $ 1,172,022
1,750,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 1,342,250
Blackline Inc.
250,000 0.125%, 08/01/24 ............... 296,725
900,000 Zero Coupon, 03/15/26 ........... 765,000
225,000 Dropbox Inc.,
Zero Coupon, 03/01/28 ........... 213,120
721,000 GDS Holdings Ltd.,
2.000%, 06/01/25 ............... 784,087
1,935,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 1,918,166
1,600,000 Limelight Networks Inc.,
3.500%, 08/01/25 ............... 1,669,664
1,520,000 LivePerson Inc.,
0.750%, 03/01/24 ............... 1,520,760
Lumentum Holdings Inc.
1,250,000 0.500%, 12/15/26 ............... 1,454,850
870,000 0.500%, 06/15/28(a) ............. 855,210
800,000 MakeMyTrip Ltd.,
Zero Coupon, 02/15/28 ........... 795,600
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 2,265,000
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 2,767,500
1,000,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 1,201,875
1,500,000 Progress Software Corp.,
1.000%, 04/15/26(a) ............. 1,498,500
1,165,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,162,670
1,500,000 Splunk Inc.,
1.125%, 09/15/25 ............... 1,800,000
640,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,068,800
1,295,000 Verint Systems Inc.,
0.250%, 04/15/26(a) ............. 1,356,879
1,118,000 Veritone Inc.,
1.750%, 11/15/26(a) ............. 960,369
1,050,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,693,781
1,000,000 Zynga Inc.,
0.250%, 06/01/24 ............... 1,220,625
29,783,453
Consumer Services  — 2.3%
640,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 967,200
NCL Corp. Ltd.
470,000 5.375%, 08/01/25 ............... 681,500

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Consumer Services (Continued)
$ 472,000 1.125%, 02/15/27(a) ............. $ 436,128
Royal Caribbean Cruises Ltd.
270,000 4.250%, 06/15/23 ............... 354,051
445,000 2.875%, 11/15/23 ............... 540,230
225,000 Shopify Inc.,
0.125%, 11/01/25 ............... 213,638
3,192,747
Diversified Industrial  — 2.6%
600,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 1,768,500
225,000 John Bean Technologies Corp.,
0.250%, 05/15/26 ............... 217,238
1,458,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ............. 1,312,200
363,000 Xometry Inc.,
1.000%, 02/01/27(a) ............. 333,052
3,630,990
Energy and Utilities  — 2.0%
1,908,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ............. 1,456,758
795,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,316,759
2,773,517
Financial Services  — 2.4%
1,000,000 Block Inc.,
0.125%, 03/01/25 ............... 1,315,625
630,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 2,045,547
3,361,172
Health Care  — 8.8%
445,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 442,686
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,723,500
700,000 Cutera Inc.,
2.250%, 03/15/26 ............... 1,521,800
1,700,000 Dexcom Inc.,
0.250%, 11/15/25 ............... 1,949,688
1,635,000 Exact Sciences Corp.,
0.375%, 03/15/27 ............... 1,550,184
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 1,995,750
750,000 Invacare Corp.,
4.500%, 06/01/22 ............... 726,355
750,000 Paratek Pharmaceuticals Inc.,
4.750%, 05/01/24 ............... 664,125
850,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 1,017,344
Principal
Amount
Market
Value
$ 750,000 Travere Therapeutics Inc.,
2.500%, 09/15/25 ............... $ 783,750
12,375,182
Materials  — 0.1%
233,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 191,642
Real Estate Investment Trusts  — 2.9%
2,000,000 Arbor Realty Trust Inc.,
4.750%, 11/01/22 ............... 2,080,000
275,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26(a) ............. 325,875
225,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 259,088
1,300,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,366,300
4,031,263
Retail  — 0.7%
640,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... 985,600
Security Software  — 4.9%
1,700,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 1,728,050
840,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 885,675
165,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 433,331
1,500,000 Okta Inc.,
0.125%, 09/01/25 ............... 1,615,500
1,335,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 2,278,178
6,940,734
Semiconductors  — 3.0%
2,000,000 Impinj Inc.,
1.125%, 05/15/27(a) ............. 1,886,250
300,000 Teradyne Inc.,
1.250%, 12/15/23 ............... 1,115,410
1,097,000 Wolfspeed Inc.,
0.250%, 02/15/28(a) ............. 1,245,780
4,247,440
Specialty Chemicals  — 0.2%
470,000 Amyris Inc.,
1.500%, 11/15/26(a) ............. 338,870
Telecommunications  — 4.6%
1,500,000 Harmonic Inc.,
2.000%, 09/01/24 ............... 1,923,000
750,000 Infinera Corp.,
2.500%, 03/01/27 ............... 1,034,250

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
$ 1,500,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. $ 1,443,750
700,000 Liberty Latin America Ltd.,
2.000%, 07/15/24 ............... 638,312
1,225,000 PagerDuty Inc.,
1.250%, 07/01/25 ............... 1,415,488
6,454,800
Transportation  — 1.5%
1,000,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... 1,504,375
705,000 CryoPort Inc.,
0.750%, 12/01/26(a) ............. 557,302
2,061,677
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 103,198,524
Shares
MANDATORY CONVERTIBLE SECURITIES(c)  — 10.1%
Automotive: Parts and Accessories  — 1.3%
13,600 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 1,855,992
Energy and Utilities  — 2.5%
NextEra Energy Inc.
17,400 5.279%, 03/01/23 ............... 907,410
38,030 6.219%, 09/01/23 ............... 1,998,096
11,150 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 586,490
3,491,996
Financial Services  — 1.7%
2,115 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 2,363,512
Health Care  — 1.7%
12,060 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 1,248,572
750 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,184,430
2,433,002
Semiconductors  — 2.9%
2,085 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... 4,093,168
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 14,237,670
Shares
Market
Value
COMMON STOCKS  — 9.8%
Agriculture  — 0.9%
11,561 Bunge Ltd. ...................... $ 1,281,074
Automotive: Parts and Accessories  — 0.1%
5,000 Dana Inc. ....................... 87,850
500 Genuine Parts Co. ................. 63,010
150,860
Broadcasting  — 0.1%
14,000 Grupo Televisa SAB, ADR ............ 163,800
Communications Equipment  — 1.4%
8,113 American Tower Corp., REIT .......... 2,038,148
Computer Hardware  — 0.1%
1,000 International Business Machines Corp. .. 130,020
Computer Software and Services  — 0.0%
4,000 Kyndryl Holdings Inc.† ............. 52,480
Consumer Products  — 0.4%
75,000 Swedish Match AB ................ 565,388
Diversified Industrial  — 1.4%
44,000 Colfax Corp.† .................... 1,750,760
600 Crane Co. ....................... 64,968
500 ITT Inc. ........................ 37,605
2,000 Textron Inc. ..................... 148,760
2,002,093
Energy and Energy Services  — 0.0%
1,000 Halliburton Co. ................... 37,870
Financial Services  — 1.7%
100 Alleghany Corp.† ................. 84,700
1,500 American Express Co. .............. 280,500
2,500 Bank of America Corp. .............. 103,050
1,400 Citigroup Inc. .................... 74,760
500 JPMorgan Chase & Co. ............. 68,160
2,000 Julius Baer Group Ltd. .............. 116,617
300 Morgan Stanley .................. 26,220
7,500 State Street Corp. ................. 653,400
17,000 The Bank of New York Mellon Corp. .... 843,710
1,200 The PNC Financial Services Group Inc. .. 221,340
2,472,457
Food and Beverage  — 0.3%
2,000 Maple Leaf Foods Inc. .............. 47,994
800 Pernod Ricard SA ................. 176,381
800 Remy Cointreau SA ................ 165,495
389,870

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At March 31, 2022, the Fund held an investment in a restricted and illiquid security amounting to $2,045,547 or 1.45% of total investments, which was valued under methods approved by the Board of Directors as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care  — 0.6%
500 Johnson & Johnson ............... $ 88,615
1,500 Merck & Co. Inc. .................. 123,075
12,000 Roche Holding AG, ADR ............ 592,920
804,610
Real Estate Investment Trusts  — 2.0%
15,205 Crown Castle International Corp. ....... 2,806,843
Retail  — 0.2%
400 Costco Wholesale Corp. ............. 230,340
Specialty Chemicals  — 0.1%
6,000 Ferro Corp.† ..................... 130,440
Telecommunications  — 0.4%
600 Swisscom AG .................... 360,370
3,500 Verizon Communications Inc. ......... 178,290
538,660
Transportation  — 0.1%
800 GATX Corp. ..................... 98,664
TOTAL COMMON STOCKS ......... 13,893,617
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.9%
$ 9,730,000 U.S. Treasury Bills,
0.130% to 0.501%††, 04/21/22 to
06/23/22 ...................... 9,723,371
TOTAL INVESTMENTS — 100.0% ....
(Cost $120,223,811) ............. $ 141,053,182
Acquisition
Principal
Amount Issuer
Acquisition
Date
Acquisition
Cost
03/31/22
Carrying
Value
Per Bond
$630,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25 07/17/20 $722,638 $3,246.9000
ADR American Depositary Receipt
REIT Real Estate Investment Trust